INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
Schedule of Inventory
Inventories are comprised of the following:
	December 31,
	2013	2012

Raw materials, parts and supplies	$5,364	$8,552
Work in progress	5,036	1,404
Finished products	16,741	13,172

	$27,141	$23,128